Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Year Ended December 31,
	2021	2022	2023
Deferred revenue/income–beginning of year	1,061,254	2,197,766	3,561,890
Additions	1,934,086	2,483,462	3,138,343
Recognition	(795,878)	(1,124,186)	(1,705,134)
Effects on foreign exchange adjustment	(1,696)	4,848	944
Deferred revenue/income–end of year	2,197,766	3,561,890	4,996,043